20. Summary Pro-Forma Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summarizes of unaudited pro-forma data
Net revenues	$ 34,390,577	$ 61,454,454
Operating loss	$ (12,841,292)	$ (7,109,581)
Net loss per share - basic	$ (0.18)	$ (0.18)
Net loss per share - diluted	$ (0.18)	$ (0.18)